Fair Value of Financial Instruments (Tables)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2015
Cash and cash equivalents	$1,702,922	$-	$-	$1,702,922
Derivative liability	-	-	(120,337)	(120,337)
	$1,702,922	$-	$(120,337)	$1,582,585

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2014
Cash and cash equivalents	$2,393,784	$-	$-	$2,393,784
Derivative liability	-	-	(284,195)	(284,195)

	$2,393,784	$-	$(284,195)	$(2,109,589)